S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.4%
	EQUITY - 22.7%
10,563	Schwab U.S. Large-Cap Growth ETF	$ 688,391
14,422	Schwab U.S. Large-Cap Value ETF	945,794
4,888	Schwab US Small-Cap ETF	204,954
1,113	Vanguard Mid-Cap Growth ETF	216,913
3,055	Vanguard Mid-Cap Value ETF	409,584
		2,465,636
	FIXED INCOME - 67.7%
13,833	Invesco Variable Rate Preferred ETF	306,401
19,242	iShares Trust iShares 1-5 Year Investment Grade	972,491
20,468	SPDR Blackstone Senior Loan ETF	848,603
65,899	SPDR Doubleline Total Return Tactical ETF	2,703,835
25,778	Vanguard Intermediate-Term Bond ETF	1,978,204
7,088	Vanguard Short-Term Bond ETF	542,161
		7,351,695

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,540,088)	9,817,331

	OPEN END FUND — 7.2%
	ALTERNATIVE - 7.2%
29,663	JPMorgan Hedged Equity Fund, Class I	776,882

	TOTAL OPEN END FUND (Cost $693,375)	776,882

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
265,269	First American Government Obligations Fund, Class X, 4.64% (Cost $265,269)(a)	265,269

	TOTAL INVESTMENTS - 100.0% (Cost $11,498,732)	$ 10,859,482
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	4,710
	NET ASSETS - 100.0%	$ 10,864,192

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.9%
	EQUITY - 41.3%
118,039	Schwab U.S. Large-Cap Growth ETF	$ 7,692,602
129,692	Schwab U.S. Large-Cap Value ETF	8,505,201
27,550	Schwab US Small-Cap ETF	1,155,172
12,406	Vanguard Mid-Cap Growth ETF	2,417,805
37,387	Vanguard Mid-Cap Value ETF	5,012,475
		24,783,255
	FIXED INCOME - 47.6%
78,805	Invesco Variable Rate Preferred ETF	1,745,531
35,281	iShares Trust iShares 1-5 Year Investment Grade	1,783,102
112,819	SPDR Blackstone Senior Loan ETF	4,677,476
246,486	SPDR Doubleline Total Return Tactical ETF	10,113,320
85,848	Vanguard Intermediate-Term Bond ETF	6,587,975
46,691	Vanguard Short-Term Bond ETF	3,571,395
		28,478,799

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,121,640)	53,262,054

	OPEN END FUND — 9.5%
	ALTERNATIVE - 9.5%
218,564	JPMorgan Hedged Equity Fund, Class I	5,724,192

	TOTAL OPEN END FUND (Cost $4,938,057)	5,724,192

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
1,000,306	First American Government Obligations Fund, Class X, 4.64% (Cost $1,000,306)(a)	1,000,306

	TOTAL INVESTMENTS - 100.1% (Cost $58,060,003)	$ 59,986,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(33,142)
	NET ASSETS - 100.0%	$ 59,953,410

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 59.1%
453,631	Schwab U.S. Large-Cap Growth ETF	$ 29,563,132
474,478	Schwab U.S. Large-Cap Value ETF	31,116,268
141,229	Schwab US Small-Cap ETF	5,921,732
39,941	Vanguard Mid-Cap Growth ETF	7,784,101
119,210	Vanguard Mid-Cap Value ETF	15,982,485
		90,367,718
	FIXED INCOME - 29.3%
199,052	Invesco Variable Rate Preferred ETF	4,409,002
319,776	SPDR Blackstone Senior Loan ETF	13,257,913
220,432	SPDR Doubleline Total Return Tactical ETF	9,044,325
98,712	Vanguard Intermediate-Term Bond ETF	7,575,159
137,109	Vanguard Short-Term Bond ETF	10,487,467
		44,773,866

	TOTAL EXCHANGE-TRADED FUNDS (Cost $121,562,800)	135,141,584

	OPEN END FUND — 10.5%
	ALTERNATIVE - 10.5%
611,193	JPMorgan Hedged Equity Fund, Class I	16,007,146

	TOTAL OPEN END FUND (Cost $14,210,164)	16,007,146

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,858,280	First American Government Obligations Fund, Class X, 4.64% (Cost $1,858,280)(a)	1,858,280

	TOTAL INVESTMENTS - 100.1% (Cost $137,631,244)	$ 153,007,010
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(139,133)
	NET ASSETS - 100.0%	$ 152,867,877

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 78.0%
371,557	Schwab U.S. Large-Cap Growth ETF	$ 24,214,370
393,212	Schwab U.S. Large-Cap Value ETF	25,786,843
157,869	Schwab US Small-Cap ETF	6,619,447
47,246	Vanguard Mid-Cap Growth ETF	9,207,773
91,950	Vanguard Mid-Cap Value ETF	12,327,737
		78,156,170
	FIXED INCOME - 10.1%
152,428	SPDR Blackstone Senior Loan ETF	6,319,665
48,968	Vanguard Short-Term Bond ETF	3,745,562
		10,065,227

	TOTAL EXCHANGE-TRADED FUNDS (Cost $74,952,541)	88,221,397

	OPEN END FUND — 10.2%
	ALTERNATIVE - 10.2%
388,731	JPMorgan Hedged Equity Fund, Class I	10,180,860

	TOTAL OPEN END FUND (Cost $9,144,607)	10,180,860

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
1,799,821	First American Government Obligations Fund, Class X, 4.64% (Cost $1,799,821)(a)	1,799,821

	TOTAL INVESTMENTS - 100.1% (Cost $85,896,969)	$ 100,202,078
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(60,307)
	NET ASSETS - 100.0%	$ 100,141,771

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.5%
	EQUITY - 86.5%
171,061	Schwab U.S. Large-Cap Growth ETF	$ 11,148,045
175,001	Schwab U.S. Large-Cap Value ETF	11,476,566
101,545	Schwab US Small-Cap ETF	4,257,782
24,805	Vanguard Mid-Cap Growth ETF	4,834,246
43,058	Vanguard Mid-Cap Value ETF	5,772,786
		37,489,425
	FIXED INCOME - 4.0%
41,484	SPDR Blackstone Senior Loan ETF	1,719,927

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,497,993)	39,209,352

	OPEN END FUND — 8.2%
	ALTERNATIVE - 8.2%
136,087	JPMorgan Hedged Equity Fund, Class I	3,564,124

	TOTAL OPEN END FUND (Cost $3,193,092)	3,564,124

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
543,770	First American Government Obligations Fund, Class X, 4.64% (Cost $543,770)(a)	543,770

	TOTAL INVESTMENTS - 100.0% (Cost $37,234,855)	$ 43,317,246
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(13,881)
	NET ASSETS - 100.0%	$ 43,303,365

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt